John Hancock Funds II

Supplement dated May 4, 2015 to the current Summary Prospectus

Lifestyle Aggressive Portfolio (the fund)

The following information supplements and supersedes any information to the contrary regarding the fund contained in the summary prospectus.

The summary prospectus is hereby amended as follows:

The paragraph immediately above the “Calendar year total returns” table is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Summary Prospectus

Lifestyle Balanced Portfolio (the fund)

The following information supplements and supersedes any information to the contrary regarding the fund contained in the summary prospectus.

The summary prospectus is hereby amended as follows:

The paragraph immediately above the “Calendar year total returns” table is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Summary Prospectus

Lifestyle Conservative Portfolio (the fund)

The following information supplements and supersedes any information to the contrary regarding the fund contained in the summary prospectus.

The summary prospectus is hereby amended as follows:

The paragraph immediately above the “Calendar year total returns” table is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay’s U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

The prospectus is hereby amended as follows:

Lifestyle Aggressive Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Lifestyle Growth Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Moderate Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay’s U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Conservative Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay’s U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

The prospectus is hereby amended as follows:

Lifestyle Aggressive Portfolio

The second paragraph above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Lifestyle Growth Portfolio

The second paragraph above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The second paragraph above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Moderate Portfolio

The second paragraph above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay’s U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Conservative Portfolio

The second paragraph above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay’s U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Class 5 Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

Lifestyle Growth Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Moderate Portfolio

The paragraph immediately above the “Calendar year total returns” table in “Fund summary” is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay’s U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Summary Prospectus

Lifestyle Growth Portfolio (the fund)

The following information supplements and supersedes any information to the contrary regarding the fund contained in the summary prospectus.

The summary prospectus is hereby amended as follows:

Lifestyle Growth Portfolio

The paragraph immediately above the “Calendar year total returns” table is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 4, 2015 to the current Summary Prospectus

Lifestyle Moderate Portfolio (the fund)

The following information supplements and supersedes any information to the contrary regarding the fund contained in the summary prospectus.

The summary prospectus is hereby amended as follows:

The paragraph immediately above the “Calendar year total returns” table is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay’s U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.